WBI Power Factor High Dividend ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.6%
	Banks - 4.3%
67,542	FNB Corp. +	$840,898
34,538	Fulton Financial Corp.	574,021
12,065	Hope Bancorp, Inc.	194,005
59,853	Umpqua Holdings Corp.	1,128,828
4,949	WesBanco, Inc.	170,048

		2,907,800

	Capital Goods - 4.3%
19,434	3M Co.	2,893,334

	Commercial & Professional Services - 0.6%
23,540	Healthcare Services Group, Inc.	437,138

	Consumer Durables & Apparel - 6.2%
68,896	Hanesbrands, Inc. +	1,025,861
11,209	Kontoor Brands, Inc.	463,492
39,492	Leggett & Platt, Inc.	1,374,322
52,064	Newell Brands, Inc.	1,114,690
3,637	Sturm Ruger & Co., Inc. +	253,208

		4,231,573

	Diversified Financials - 6.6%
11,325	Artisan Partners Asset Management, Inc. - Class A	445,639
29,670	Franklin Resources, Inc.	828,386
10,153	Moelis & Co. - Class A	476,683
35,808	Navient Corp.	610,168
31,497	OneMain Holdings, Inc.	1,493,273
16,321	Virtu Financial, Inc. - Class A +	607,468

		4,461,617

	Energy - 12.2%
28,699	Chevron Corp.	4,673,058
8,977	Hess Midstream LP - Class A +	269,310
174,947	Kinder Morgan, Inc.	3,308,248

		8,250,616

	Food & Staples Retailing - 1.3%
20,464	Walgreens Boots Alliance, Inc.	916,173

	Food, Beverage & Tobacco - 10.7%
31,823	Conagra Brands, Inc. +	1,068,298
86,845	The Kraft Heinz Co. +	3,420,825
29,302	Philip Morris International, Inc.	2,752,630

		7,241,753

	Health Care Equipment & Services - 1.9%
22,374	Cardinal Health, Inc. +	1,268,606

	Insurance - 6.4%
3,930	Mercury General Corp.	216,150
29,064	Old Republic International Corp.	751,886
12,526	Principal Financial Group, Inc. +	919,534
9,679	Prudential Financial, Inc.	1,143,767
41,554	Unum Group	1,309,366

		4,340,703

	Materials - 14.0%
55,674	Dow, Inc.	3,547,547
24,109	International Paper Co. +	1,112,630
33,431	LyondellBasell Industries N.V. - Class A - ADR(a)	3,437,376
17,360	Newmont Corp.	1,379,252

		9,476,805

Shares	Security Description	Value
	Media & Entertainment - 1.8%
14,583	Omnicom Group, Inc. +	1,237,805

	Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
40,221	Gilead Sciences, Inc.	2,391,139

	Retailing - 2.8%
81,804	Big 5 Sporting Goods Corp. +	1,402,939
22,206	Guess?, Inc. +	485,201

		1,888,140

	Software & Services - 8.9%
25,109	International Business Machines Corp. +	3,264,672
145,731	Western Union Co. +	2,730,999

		5,995,671

	Technology Hardware & Equipment - 1.6%
53,278	Xerox Holdings Corp. +	1,074,617

	Telecommunication Services - 5.0%
26,381	Telephone and Data Systems, Inc.	498,073
56,938	Verizon Communications, Inc.	2,900,422

		3,398,495

	Utilities - 6.5%
11,807	American Electric Power Co, Inc.	1,177,984
15,706	Clearway Energy, Inc. - Class C	573,426
24,555	South Jersey Industries, Inc. +	848,375
17,598	The Southern Co. +	1,276,031
7,101	Spire, Inc. +	509,568

		4,385,384

	TOTAL COMMON STOCKS (Cost $64,888,170)	66,797,369

Shares/Amount	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 26.3%
17,804,406	Mount Vernon Liquid Assets Portfolio, LLC, 0.39% (b)(c)	17,804,406

	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $17,804,406)	17,804,406

	TOTAL INVESTMENTS - 124.9% (Cost $82,692,576)	84,601,775
	Liabilities in Excess of Other Assets - (24.9)%	(16,871,070)

	NET ASSETS - 100.0%	$67,730,705

+	All or portion of this security is on loan as of March 31, 2022. Total value of securities on loan is $17,149,346.

ADR	American Depository Receipt

(a)	Foreign issued security. Foreign concentration is as follows: Netherlands: 5.08%.
(b)	The rate quoted is the annualized seven-day yield as of March 31, 2022.
(c)	Privately offered liquidity fund.

The accompanying notes are an integral part of these schedules of investments.